Net Interest Income and Average Balance Sheet and Interest Rates - Average balance sheet and interest rates - Assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Interest earning assets
Average balance	$ 970,055	$ 940,449	$ 886,205
Interest income	$ 54,347	$ 43,752	$ 23,251
Average rate %	5.60%	4.70%	2.60%
Non-interest earning assets
Average balance	$ 87,254	$ 82,779	$ 88,558
Total assets
Average balance	1,057,309	1,023,228	974,763
Mortgage offset balances	57,028	49,702	47,328
Derivative financial instruments
Non-interest earning assets
Average balance	16,786	23,423	23,395
Assets held for sale
Non-interest earning assets
Average balance			2,444
All other assets
Non-interest earning assets
Average balance	70,468	59,356	62,719
Australia | Loans
Interest earning assets
Average balance	633,772	607,154	582,456
Interest income	$ 37,865	$ 30,164	$ 17,694
Average rate %	6.00%	5.00%	3.00%
Australia | Loans | Housing loans
Interest earning assets
Average balance	$ 439,121	$ 424,427	$ 411,950
Interest income	$ 24,982	$ 19,640	$ 11,851
Average rate %	5.70%	4.60%	2.90%
Australia | Loans | Personal loans
Interest earning assets
Average balance	$ 10,684	$ 11,954	$ 13,910
Interest income	$ 1,039	$ 1,001	$ 1,084
Average rate %	9.70%	8.40%	7.80%
Australia | Loans | Business loans
Interest earning assets
Average balance	$ 183,967	$ 170,773	$ 156,596
Interest income	$ 11,844	$ 9,523	$ 4,759
Average rate %	6.40%	5.60%	3.00%
Australia | Trading securities and financial assets measured at FVIS
Interest earning assets
Average balance	$ 28,605	$ 23,486	$ 16,715
Interest income	$ 1,223	$ 843	$ 235
Average rate %	4.30%	3.60%	1.40%
Australia | Investment securities
Interest earning assets
Average balance	$ 85,208	$ 66,631	$ 70,804
Interest income	$ 3,227	$ 1,822	$ 985
Average rate %	3.80%	2.70%	1.40%
Australia | Other interest earning assets
Interest earning assets
Average balance	$ 79,226	$ 96,291	$ 82,102
Interest income	$ 3,340	$ 3,424	$ 366
Average rate %	4.20%	3.60%	0.40%
Australia | Assets held for sale
Interest earning assets
Average balance			$ 425
Interest income			$ 6
Average rate %			1.40%
New Zealand | Loans
Interest earning assets
Average balance	$ 92,222	$ 90,130	$ 87,236
Interest income	$ 6,155	$ 5,028	$ 3,203
Average rate %	6.70%	5.60%	3.70%
New Zealand | Loans | Housing loans
Interest earning assets
Average balance	$ 60,810	$ 59,319	$ 57,050
Interest income	$ 3,561	$ 2,702	$ 1,796
Average rate %	5.90%	4.60%	3.10%
New Zealand | Loans | Personal loans
Interest earning assets
Average balance	$ 1,063	$ 1,094	$ 1,126
Interest income	$ 97	$ 102	$ 115
Average rate %	9.10%	9.30%	10.20%
New Zealand | Loans | Business loans
Interest earning assets
Average balance	$ 30,349	$ 29,717	$ 29,060
Interest income	$ 2,497	$ 2,224	$ 1,292
Average rate %	8.20%	7.50%	4.40%
New Zealand | Trading securities and financial assets measured at FVIS
Interest earning assets
Average balance	$ 4,718	$ 3,959	$ 3,784
Interest income	$ 251	$ 201	$ 76
Average rate %	5.30%	5.10%	2.00%
New Zealand | Investment securities
Interest earning assets
Average balance	$ 6,570	$ 6,164	$ 4,950
Interest income	$ 201	$ 148	$ 85
Average rate %	3.10%	2.40%	1.70%
New Zealand | Other interest earning assets
Interest earning assets
Average balance	$ 8,636	$ 10,496	$ 9,769
Interest income	$ 465	$ 496	$ 153
Average rate %	5.40%	4.70%	1.60%
Other overseas | Loans
Interest earning assets
Average balance	$ 6,666	$ 6,548	$ 6,362
Interest income	$ 440	$ 390	$ 199
Average rate %	6.60%	6.00%	3.10%
Other overseas | Loans | Housing loans
Interest earning assets
Average balance	$ 407	$ 468	$ 492
Interest income	$ 17	$ 18	$ 19
Average rate %	4.20%	3.80%	3.90%
Other overseas | Loans | Personal loans
Interest earning assets
Average balance	$ 7	$ 7	$ 7
Interest income	$ 1	$ 1	$ 1
Average rate %	14.30%	14.30%	14.30%
Other overseas | Loans | Business loans
Interest earning assets
Average balance	$ 6,252	$ 6,073	$ 5,863
Interest income	$ 422	$ 371	$ 179
Average rate %	6.70%	6.10%	3.10%
Other overseas | Trading securities and financial assets measured at FVIS
Interest earning assets
Average balance	$ 3,027	$ 2,641	$ 2,337
Interest income	$ 126	$ 99	$ 36
Average rate %	4.20%	3.70%	1.50%
Other overseas | Investment securities
Interest earning assets
Average balance	$ 2,147	$ 2,082	$ 2,027
Interest income	$ 66	$ 67	$ 56
Average rate %	3.10%	3.20%	2.80%
Other overseas | Other interest earning assets
Interest earning assets
Average balance	$ 19,258	$ 24,867	$ 17,238
Interest income	$ 988	$ 1,070	$ 157
Average rate %	5.10%	4.30%	0.90%